ANNUAL
--------------------------------------------------------------------------------
                                FINANCIAL REPORT
--------------------------------------------------------------------------------
                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
                            A Family of Mutual Funds
--------------------------------------------------------------------------------



                         PRIME QUALITY MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND



                                  May 31, 1998

                                 [Logo Omitted}

                   STI CLASSIC PRIME QUALITY MONEY MARKET FUND
                   -------------------------------------------

The investment objective of the STI Classic Prime Quality Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline which we use in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits, and segments of the yield curve within the universe of money market eligible securities which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund over time based on the current market rates and conditions and on our market outlook.

The Federal Reserve did not raise the Federal Funds Rate during the fiscal year ending May 31, 1998. Yields for short-term money market securities and money market funds have fluctuated within a narrow range as the market outlook for further Fed Reserve action changed.

During most of this period, the Fund maintained an extended average maturity in order to maximize the yield of the Fund.


            STI CLASSIC U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
            --------------------------------------------------------

The investment objective of the STI Classic U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities, U.S. Government Subsidiary Corporation securities that are backed by the full faith and credit of the U.S. Government, and repurchase agreements ("repos") collateralized by U.S. Treasury obligations and U.S. Government Subsidiary Corporation securities. The investment discipline which is used in managing the Fund emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund over time based on the current market rates and conditions and our market outlook.

The Federal Reserve did not raise the Federal Funds Rate during the fiscal year ending May 31, 1998. Yields for short-term money market securities and money market funds have fluctuated within a narrow range as the markets outlook for further Fed Reserve action changed.

During most of this period, the Fund maintained an extended average maturity in order to maximize the yield of the Fund.


                                               /S/ Signature Omitted


                                               David S. Yealy
                                               Vice President

                    STI CLASSIC TAX-EXEMPT MONEY MARKET FUND
                    ----------------------------------------

The STI Classic Tax-Exempt Money Market Fund (the "Fund") seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preserving capital and liquidity. The Fund invests in high quality, U.S. dollar-denominated municipal securities of issuers located in all fifty states, the District of Columbia, and Puerto Rico.

During most of this period, the Fund maintained a shorter average maturity. However, we bought longer maturities when market conditions were advantageous in order to maximize the yield of the Fund.



                                               /S/ Signature Omitted


                                               Mary F. Cernilli
                                               Vice President

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



PRIME QUALITY MONEY MARKET FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (23.2%)
FINANCE (6.1%)
   Bank of New York
     5.540%, 07/07/98                 $20,645   $   20,531
   First Chicago
     5.460%, 06/01/98                  20,000       20,000
   General Electric Capital
     5.500%, 09/11/98                   8,125        7,998
   GMAC
     5.500%, 06/12/98                  20,000       19,966
   KFW International
     5.600%, 06/15/98                   5,000        4,989
     5.580%, 06/19/98                   6,250        6,233
   Prudential Funding
     5.500%, 06/05/98                  30,000       29,982
   Transamerica
     5.530%, 07/14/98                  17,500       17,384
   UBS Financial
     5.700%, 06/01/98                  12,495       12,495
                                                ----------
                                                   139,578
                                                ----------
INDUSTRIAL (15.1%)
   Allied Signal
     5.630%, 06/09/98                  21,200       21,173
   British Petroleum America
     5.650%, 06/01/98                  50,000       50,000
   Dominion Semiconductor
     5.560%, 07/20/98                  35,000       34,735
     5.570%, 07/23/98                  19,000       18,847
     5.580%, 07/23/98                  20,000       19,839
   Eaton
     5.500%, 06/17/98                  14,000       13,966
     5.480%, 07/31/98                  25,000       24,772
   General Re
     5.510%, 06/25/98                  40,000       39,853
   J.C. Penney
     5.500%, 06/25/98                  60,000       59,780
   RTZ America
     5.500%, 06/12/98                  15,000       14,975
     5.500%, 06/18/98                  15,000       14,961

-------------------------------------------------------------
                                   FACE AMOUNT
                                       (000)      VALUE (000)
-------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
   U.S. Borax
     5.500%, 06/12/98                 $16,000   $   15,973
     5.500%, 06/16/98                  10,000        9,977
     5.500%, 06/22/98                   5,000        4,984
     5.500%, 07/06/98                   2,500        2,487
                                                ----------
                                                   346,322
                                                ----------
UTILITIES (2.0%)
   GTE Funding
     5.680%, 06/01/98                  29,220       29,220
     5.550%, 06/18/98                  16,000       15,958
                                                ----------
                                                    45,178
                                                ----------
Total Commercial Paper
     (Cost $531,078)                               531,078
                                                ----------
CORPORATE OBLIGATIONS (12.7%)
FINANCE (10.7%)
   Associates Corporation
     of North America (C)
     5.730%, 01/04/99                  20,000       19,994
     5.640%, 04/23/99                  20,000       19,984
   Bankers Trust, New York (A) (C)
     5.602%, 02/10/99                  25,000       24,997
     5.679%, 02/19/99                  25,000       24,998
   Caterpillar Financial Service, MTN
     6.960%, 06/01/98                   5,000        5,000
     6.040%, 03/01/99                   3,300        3,306
   Caterpillar Financial
     Service, MTN (C)
     5.755%, 05/09/99                  45,000       45,000
   Ford Motor Credit, MTN (C)
     5.660%, 11/09/98                  13,800       13,787
   General Electric Capital (C)
     5.596%, 11/27/98                  50,000       50,000
   Household Finance
     6.180%, 06/30/98                   5,000        5,002
   IBM Credit (C)
     6.099%, 07/30/98                   5,000        5,003

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



PRIME QUALITY MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS--CONTINUED
   International Lease Finance, MTN
     8.250%, 10/19/98                  $1,500   $    1,513
     6.570%, 11/16/98                   5,000        5,018
   John Deere Capital, MTN (C)
     5.678%, 09/14/98                   5,000        5,002
   John Hancock Capital, MTN
     6.260%, 08/13/98                   2,000        2,001
   Morgan Stanley Group, MTN
     6.125%, 01/05/99                   1,000        1,002
   Morgan Stanley Group, MTN (C)
     5.872%, 08/22/98                   7,850        7,854
     5.758%, 12/28/98                   1,500        1,501
   Paccar Financial, MTN
     5.330%, 11/02/98                   1,000          998
   Toyota Motor Credit, MTN
     6.375%, 08/05/98                   3,759        3,760
                                                ----------
                                                   245,720
                                                ----------
INDUSTRIAL (0.5%)
   Pet
     5.750%, 07/01/98                   1,800        1,800
   Philip Morris
     8.625%, 03/01/99                   3,000        3,060
     7.750%, 05/01/99                   2,000        2,031
   Texaco Capital, MTN
     8.030%, 10/15/98                   1,900        1,917
   Walt Disney
     15.000%, 12/14/98                  2,000        2,095
                                                ----------
                                                    10,903
                                                ----------
UTILITIES (1.5%)
   Bell Atlantic, MTN
     5.300%, 09/01/98                   3,200        3,195
   Pacific Gas & Electric
     5.375%, 08/01/98                   5,290        5,285
   Virginia Electric & Power
     9.375%, 06/01/98                  24,950       24,950
                                                ----------
                                                    33,430
                                                ----------

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------
Total Corporate Obligations
     (Cost $290,053)                            $  290,053
                                                ----------
BANK NOTES (16.1%)
   American Express Centurion (C)
     5.606%, 03/24/99                 $45,000       45,000
   Bank One, Dayton (C)
     5.780%, 08/21/98                   8,000        8,001
   Comerica Bank (C)
     5.695%, 10/21/98                  50,000       49,992
   CoreStates Bank (C)
     5.602%, 07/30/98                  10,000       10,000
   Credit Suisse First Boston,
     New York (C)
     5.725%, 10/27/98                  50,000       50,000
   FCC National Bank (C)
     5.703%, 04/09/99                  50,000       49,983
   First National Bank, Chicago (C)
     5.722%, 04/19/99                  62,000       61,973
   PNC Bank N.A. (C)
     5.660%, 07/01/98                  20,000       19,998
   Northern Trust (C)
     5.715%, 04/09/99                  70,000       69,977
   Wachovia Bank N.A.
     5.810%, 10/08/98                   1,000        1,000
     5.600%, 03/08/99                   3,500        3,498
                                                ----------
Total Bank Notes
     (Cost $369,422)                               369,422
                                                ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.6%)
   Federal Farm Credit (C)
     5.443%, 03/02/99                  40,000       39,985
   Federal Home Loan Bank
     5.745%, 11/12/98                  10,000       10,000
   FNMA (C) (F)
     0.000%, 02/18/99                   6,020        5,785
   SLMA, Callable 07/06/98 @ 100 (C)
     5.365%, 02/08/99                   5,000        4,995
   SLMA (C)
     5.595%, 04/01/99                  45,000       44,986
                                                ----------

================================================================================


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
Total U.S. Government Agency Obligations
     (Cost $105,751)                            $  105,751
                                                ----------
CERTIFICATES OF DEPOSIT (25.2%)
   Bank America
     5.625%, 06/18/98                 $60,000       60,001
   Bank America, Canada
     5.570%, 07/28/98                  10,000       10,000
   Bankers Trust
     5.610%, 06/22/98                  20,000       20,000
   Barclays Bank
     5.800%, 04/29/99                  50,000       49,974
   Bayerische Landesbank (C)
     5.666%, 04/21/99                  62,000       61,972
   Commerzbank (C)
     5.720%, 04/14/99                  25,000       24,990
     5.725%, 04/14/99                  40,000       39,986
   Credit Suisse First Boston,
     New York (C)
     5.795%, 04/14/99                  25,000       25,000
   Deutsche Bank (C)
     5.715%, 04/14/99                  50,000       49,979
   Deutsche Bank AG, New York
     5.640%, 03/23/99                  18,000       17,986
   National Westminster Bank,
     New York
     5.820%, 05/06/99                  59,000       58,969
   Rabobank
     5.750%, 04/27/99                  50,000       49,978
   Societe Generale, New York
     5.580%, 02/10/99                  25,000       24,997
     5.800%, 04/01/99                  35,000       34,990
   Swiss Bank, New York
     5.650%, 03/24/99                  20,000       19,986
     5.810%, 04/29/99                  30,000       29,984
                                                ----------
Total Certificates of Deposit
     (Cost $578,792)                               578,792
                                                ----------

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES (6.0%)
   Americredit Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.800%, 11/05/98                $  7,718    $   7,718
   Americredit Auto Receivable Trust,
     Ser 1998-B, Cl A1
     5.629%, 06/12/99                  29,500       29,500
   Arcadia Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.888%, 01/15/99                   2,834        2,834
   Arcadia Auto Receivable Trust,
     Ser 1998-A, Cl A1
     5.628%, 03/15/99                  19,643       19,643
   Chase Manhattan Auto Owner
     Trust, Ser 1999-B, Cl A1
     5.578%, 05/10/99                  23,131       23,131
   Key Auto Finance Trust,
     Ser 1997-2, Cl A1
     5.835%, 01/05/99                  12,644       12,644
   TMS Auto Grantor Trust,
     Ser 1997-4, Cl A1
     5.909%, 01/08/99                   7,308        7,310
   WFS Financial Owner Trust,
     Ser 1997-C, Cl A1
     5.710%, 09/20/98                   4,264        4,264
   WFS Financial Owner Trust,
     Ser 1997-D, Cl A1
     5.910%, 12/20/98                  30,793       30,793
                                                ----------
Total Asset-Backed Securities
     (Cost $137,837)                               137,837
                                                ----------
REPURCHASE AGREEMENTS (12.1%)
   Barclays
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price $108,814,139
     (collateralized by FHLMC and FNMA
     obligations: total market
     value $110,938,837) (E)          108,764      108,764

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

PRIME QUALITY MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Deutsche Bank
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $50,707,894 (collateralized by
     FNMA obligations: total
     market value $51,698,292) (E)    $50,684   $   50,684
   Greenwich
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $10,313,338 (collateralized by
     FHLMC and FNMA
     obligations: total market
     value $10,514,868) (E)            10,309       10,309
   Salomon Brothers
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $89,995,939 (collateralized by
     FHLMC and FNMA
     obligations: total market
     value $91,754,760) (E)            89,954       89,954
   Union Bank of Switzerland
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $17,609,554 (collateralized by
     FNMA obligation: market value
     $17,956,938) (E)                  17,601       17,601
                                                ----------
Total Repurchase Agreements
     (Cost $277,312)                               277,312
                                                ----------
Total Investments (99.9%)
   (Cost $2,290,245)                             2,290,245
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.1%)             1,805
                                                ----------

------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 1,880,536,125
   outstanding shares of beneficial interest    $1,880,536
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 411,869,991
   outstanding shares of beneficial interest       411,870
Overdistribution of net investment income              (27)
Accumulated net realized loss
   on investments                                     (329)
                                                ----------
Total Net Assets 100.0%                         $2,292,050
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $1.00
                                                ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                   $1.00
                                                ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 19.

================================================================================



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (14.2%)
   U.S. Treasury Notes
     5.500%, 02/28/99                 $15,000   $   14,996
     6.375%, 05/15/99                  40,000       40,258
                                                ----------
Total U.S. Treasury Obligations
     (Cost $55,254)                                 55,254
                                                ----------
REPURCHASE AGREEMENTS (85.8%)
   Barclays
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,823,948 (collateralized by
     U.S. Treasury Note: market
     value $21,231,348) (E)            20,814       20,814
   Deutsche Bank
     5.52%, dated 5/29/98, matures
     06/01/98, repurchase price
     $20,200,660 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $20,596,215) (E)            20,191       20,191
   Greenwich
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,582,977 (collateralized by
     U.S. Government STRIPS: market
     value 20,985,820) (E)             20,574       20,574
   Merrill Lynch
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $104,953,255 (collateralized by
     various GNMA obligations:
     total market value
     $107,007,565) (E)                104,905      104,905


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
   Morgan Stanley
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $105,346,846 (collateralized by
     various GNMA obligations:
     total market value
     $107,908,600) (E)               $105,298     $105,298
   Salomon Brothers
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,534,527 (collateralized by
     U.S. Government STRIPS: market
     value $20,976,498) (E)            20,525       20,525
   Swiss Bank
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,290,758 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $20,697,104) (E)            20,282       20,282
   Union Bank of Switzerland
     5.52%, dated 05/29/98, matures
     06/01/98, repurchase price
     $20,541,270 (collateralized by
     U.S. Treasury Bills: total market
     value $20,943,876) (E)            20,532       20,532
                                                ----------
Total Repurchase Agreements
     (Cost $333,121)                               333,121
                                                ----------
Total Investments (89.0% of Net Assets)
   (Cost $388,375)                                 388,375
                                                ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 19.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
ALABAMA (1.7%)
   McIntosh, Industrial Development
     Board, Pollution Control, Ciba-
     Geigy Project, Ser A, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                  $3,500   $    3,500
   McIntosh, Industrial Development
     Board, Solid Waste Disposal,
     Ciba-Geigy Project, RB, VRDN (B)
     3.800%, 06/03/98                   5,400        5,400
   Special Care Facilities, Montgomery
     Hospital, RB, VRDN (FGIC) (C) (D)
     3.900%, 06/03/98                   1,200        1,200
                                                ----------
                                                    10,100
                                                ----------
ARIZONA (0.3%)
   Phoenix, Series 95-2, GO, VRDN (C)
     3.950%, 06/01/98                   1,400        1,400
                                                ----------
ARKANSAS (0.2%)
   State, Development Financial Authority,
     Potlatch Projects, Ser A, RB, VRDN, AMT (B)
     (C) (D)
     3.900%, 06/03/98                   1,000        1,000
                                                ----------
CALIFORNIA (1.3%)
   Contra Costa County, Multi-Family
     Mortgage, Delta Square Project,
     Ser A, RB, VRDN (B) (C) (D)
     3.700%, 06/03/98                   4,200        4,200
   Higher Education Loan Authority,
     Student Loan Revenue, RB,
     VRDN (B) (C) (D)
     4.000%, 07/01/98                   2,000        2,000
   Higher Education Loan Authority,
     Student Loan Revenue, Ser E-5,
     RB, VRDN, AMT (B) (C) (D)
     3.950%, 06/01/98                   1,200        1,200
                                                ----------
                                                     7,400
                                                ----------

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------
COLORADO (0.9%)
   North Glen, Industrial Development,
     Castle Garden Retirement Center,
     VRDN (B) (C) (D)
     3.700%, 06/04/98                  $1,200   $    1,200
   State, Ser A, RB, TRAN
     4.500%, 06/26/98                   4,000        4,002
                                                ----------
                                                     5,202
                                                ----------
DELAWARE (2.4%)
   State, Economic Development
     Authority, Industrial Development,
     Delaware Clean Power Project,
     Ser A, RB, VRDN, AMT (B) (C) (D)
     3.850%, 06/03/98                   5,000        5,000
   State, Economic Development
     Authority, Solid Waste-Sewer
     Facilities, Ciba Geigy Project,
     Ser A, VRDN (B) (C)
     3.950%, 06/01/98                   7,100        7,100
   State, Educational Development
     Authority, VRDN (B) (C) (D)
     4.075%, 06/04/98                   1,875        1,875
                                                ----------
                                                    13,975
                                                ----------
DISTRICT OF COLUMBIA (1.6%)
   District of Columbia,
     Ser B, TRAN (B)
     4.500%, 09/30/98                   7,000        7,014
   District of Columbia,
     Ser C, TRAN (B)
     5.000%, 09/30/98                   2,200        2,208
                                                ----------
                                                     9,222
                                                ----------
FLORIDA (2.4%)
   Citrus Park, Community
     Development, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   1,500        1,500

================================================================================


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   City of Jacksonville, Florida
     Pollution Control, Ser 1992, TECP
     3.750%, 08/12/98               $   2,700   $    2,700
   Dade County, Water & Sewer System, Ser 1994,
     RB, VRDN (FGIC) (C) (D)
     3.900%, 06/03/98                  10,000       10,000
                                                ----------
                                                    14,200
                                                ----------
GEORGIA (6.0%)
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     VRDN (MBIA) (C) (D)
     4.020%, 06/04/98                   3,145        3,145
   Fulton County, Industrial
     Development Authority,
     American Red Cross Project,
     RB, VRDN (B) (C) (D)
     3.850%, 06/04/98                   1,300        1,300
   Gordon County, Development
     Authority, Sara Lee Corporation,
     VRDN (C) (D)
     3.850%, 06/04/98                   1,400        1,400
   Henry County, Water &
     Sewer Authority, VRDN
     (AMBAC) (C) (D)
     4.020%, 06/04/98                   3,710        3,710
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, VRDN (B) (C) (D)
     3.850%, 06/04/98                   1,000        1,000
   Marietta, Housing Finance
     Authority, Franklin Walk
     Apartments Project, VRDN (B) (C)
     3.825%, 06/04/98                   1,600        1,600

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
GEORGIA--CONTINUED
   Monroe County, Industrial
     Development Authority,
     Forsyth Inns Project,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                  $2,525   $    2,525
   Municipal Electric Authority,
     TECP (B)
     3.750%, 07/09/98                   4,500        4,500
   Municipal Electric Authority,
     VRDN (MBIA) (C)
     4.020%, 06/04/98                   4,675        4,675
   State, GO
     6.750%, 09/01/98                   2,000        2,016
   State, Municipal Electric Authority,
     RB, VRDN (B) (C) (D)
     3.850%, 06/03/98                   4,000        4,000
   State, Municipal Electric Authority,
     RB, VRDN (FGIC) (C) (D)
     4.020%, 06/04/98                   3,000        3,000
   Summerville, Development
     Authority, Ser 1997, RB,
     VRDN, AMT (B) (C)
     4.000%, 07/02/98                   2,000        2,000
                                                ----------
                                                    34,871
                                                ----------
HAWAII (0.7%)
   State, GO, VRDN (MBIA) (C)
     4.020%, 06/03/98                   4,260        4,260
                                                ----------
IDAHO (0.5%)
   Nez Pierce County, Pollution
     Control, Potlatch Project,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   2,000        2,000
     3.800%, 06/04/98                   1,000        1,000
                                                ----------
                                                     3,000
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
ILLINOIS (11.1%)
   Bloomington, Airport Authority,
     GO, VRDN (B) (C) (D)
     3.850%, 06/03/98               $   1,400   $    1,400
   Chicago, O'Hare International
     Airport (AMBAC) (D)
     3.800%, 06/01/98                   8,890        8,890
   Hoffman Estates, Economic
     Development Project (AMBAC)
     4.500%, 11/15/98                   2,145        2,150
   Oak Forest, Mode-Homewood
     Pool, RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                  10,000       10,000
   Savanna, Industrial Development
     Authority, Metform Project, Ser A,
     RB, VRDN (B) (C) (D)
     3.950%, 06/03/98                     500          500
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, VRDN (B) (C) (D)
     3.950%, 06/03/98                   1,400        1,400
   State, Development Financial
     Authority, Chicago Symphony,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   5,000        5,000
   State, Development Financial
     Authority, Museum Contemporary
     Art Project, RB, VRDN (C) (D)
     3.800%, 06/03/98                   4,800        4,800
   State, Development Financial
     Authority, Pollution Control,
     Illinois Power, Ser A, RB,
     VRDN (B) (C)
     3.900%, 06/03/98                   5,000        5,000
   State, Development Financial Authority, Derby
     Project, RB, VRDN, AMT (B) (C) (D)
     3.950%, 06/03/98                   1,000        1,000

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
ILLINOIS--CONTINUED
   State, Educational Facilities Authority,
     Chicago Childrens Museum,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                  $1,600  $     1,600
   State, Educational Facilities Authority,
     Museum of Science and Industry,
     RB, VRDN (B) (C)
     3.800%, 06/04/98                   5,800        5,800
   State, Health Facilities Authority,
     RB, VRDN (C)
     4.020%, 06/04/98                   3,000        3,000
   State, Health Facilities Authority,
     Advocate Health Care, Ser B,
     RB, VRDN (C) (D)
     4.050%, 06/03/98                   2,900        2,900
   State, Health Facilities Authority,
     Health Care Project-A,RB,
     VRDN (B) (C) (D)
     3.850%, 08/17/98                   3,800        3,800
   State, Health Facilities Authority,
     Streeterville Corporation,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   2,000        2,000
   State, Health Facilities Authority,
     Streeterville Corporation,
     Ser A, RB, VRDN (B) (C)
     3.800%, 06/03/98                   1,500        1,500
   State, Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, RB,
     VRDN (MBIA) (C) (D)
     3.850%, 06/03/98                   4,000        4,000
                                                ----------
                                                    64,740
                                                ----------
10

================================================================================


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
INDIANA (3.9%)
   Allen County, Industrial Economic
     Development Authority, Mattel
     Power Wheels Project, RB,
     VRDN, AMT (C) (D)
     4.150%, 06/03/98                  $1,500   $    1,500
   Fort Wayne, Economic Development
     Authority, ND Tech Project,
     RB, VRDN, AMT (A) (B) (C) (D)
     3.950%, 06/03/98                   1,000        1,000
   Indianapolis, Industrial Economic
     Development Authority, Allied
     Signal, RB, VRDN (A) (C) (D)
     3.950%, 06/03/98                   3,500        3,500
   Indianapolis, Multi-Family Housing,
     RB, VRDN, AMT (B) (C) (D)
     4.050%, 06/03/98                   6,200        6,200
   Michigan City, Industrial Economic
     Development, Performance
     Packaging, RB, VRDN,
     AMT (A) (B) (C) (D)
     3.950%, 06/03/98                     900          900
   Princeton, Pollution Control,
     PSI Energy Project, RB,
     VRDN (B) (C)
     3.900%, 06/01/98                   2,800        2,800
   Rockport County, Pollution
     Control, Aep Generating
     Company Project, Ser B, RB,
     VRDN (AMBAC) (C) (D)
     4.000%, 06/01/98                     700          700
   State, Development Financial
     Authority, Culver Educational
     Facilities, RB, VRDN (B) (C)
     3.800%, 06/03/98                   2,000        2,000
   State, Development Financial
     Authority, Dekko International
     Project, RB, VRDN (B) (C) (D)
     4.000%, 06/04/98                     610          610


-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------
INDIANA--CONTINUED
   State, Development Financial
     Authority, Educational Facility,
     Indiana Historical Society, RB,
     VRDN (B) (C)
     3.800%, 06/03/98                  $1,200   $    1,200
   State, Health Facility Financing
     Authority, Clarian Health Partners,
     Ser B, RB, VRDN (C) (D)
     4.000%, 06/03/98                   2,000        2,000
                                                ----------
                                                    22,410
                                                ----------
IOWA (0.4%)
   West Des Moines, Commercial
     Development, Greyhound Lines
     Project, VRDN (B) (C) (D)
     3.850%, 06/03/98                   2,500        2,500
                                                ----------
KENTUCKY (1.7%)
   Jefferson County, Industrial Building,
     Fisher-Klosterman Project, RB,
     VRDN, AMT (B) (C) (D)
     4.000%, 06/04/98                   2,335        2,335
   Pendleton County, RB,
     VRDN (B) (C) (D)
     3.950%, 07/01/98                   3,400        3,400
   State, Asset/Liability Common
     General Fund, Ser A, RB, TRAN
     4.500%, 06/25/98                   2,500        2,501
   State, Economic Development,
     Hospital Facilities, RB,
     VRDN (B) (C) (D)
     3.850%, 06/04/98                   1,400        1,400
                                                ----------
                                                     9,636
                                                ----------
LOUISIANA (2.2%)
   Plaqeumines, Port Facilities,
     International Marine Terminal
     Project, RB, VRDN (B) (C) (D)
     3.750%, 09/15/98                   1,000        1,000

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
LOUISIANA--CONTINUED
   Saint James Parish, Pollution
     Control Revenue, TECP
     3.900%, 06/16/98                  $5,000   $    5,000
   State, Offshore Terminal Authority,
     Deepwater Port, First Stage
     A-Loop Project, Ser A, RB,
     VRDN (B) (C) (D)
     3.800%, 06/03/98                   2,000        2,000
   State, Port Authority, Occidental
     Petroleum Project,
     VRDN (B) (C) (D)
     3.850%, 06/03/98                   4,500        4,500
                                                ----------
                                                    12,500
                                                ----------
MARYLAND (2.4%)
   Baltimore County, Allied Signal
     Project, VRDN (B) (C) (D)
     3.900%, 06/03/98                   1,000        1,000
   Baltimore County, Gas
     & Electric, TECP
     3.300%, 06/04/98                   4,000        4,000
     3.800%, 06/04/98                     100          100
   State, Health & Higher Education
     Authority, Pooled Loan Program,
     Ser B, VRDN (B) (C) (D)
     3.700%, 06/03/98                   5,000        5,000
   University of Maryland, Revolving
     Equipment Loan Program,
     Ser B, RB, VRDN (B) (C)
     3.750%, 06/03/98                   4,100        4,100
                                                ----------
                                                    14,200
                                                ----------
MICHIGAN (4.2%)
   Delta County, Environmental
     Improvement Revenue, Escanaba
     Paper Project, RB, VRDN,
     AMT (B) (C)
     4.000%, 06/01/98                   2,500        2,500

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
MICHIGAN--CONTINUED
   Oakland County, Economic
     Development Authority, Moody
     Family Ltd. Project, RB, VRDN,
     AMT (A) (B) (C)
     3.900%, 06/03/98                  $1,000   $    1,000
   State, Ser 1985, TECP
     3.750%, 08/11/98                   7,100        7,100
   State, Housing Development
     Authority, RB, VRDN,
     AMT (B) (C) (D)
     3.900%, 06/03/98                   1,000        1,000
   State, Housing Development
     Authority, Harbortown, RB,
     VRDN (B) (C) (D)
     3.825%, 06/04/98                   3,000        3,000
   State, Industrial Development
     Authority, RB,
     VRDN (A) (B) (C) (D)
     3.600%, 06/02/98                   3,000        3,000
   State, Municipal Bond
     Authority, Ser B
     4.500%, 07/02/98                   4,000        4,002
   State, Strategic Fund Pollution
     Control, Dow Chemical, TECP
     3.850%, 06/03/98                   3,000        3,000
                                                ----------
                                                    24,602
                                                ----------
MISSOURI (1.5%)
   Carthage, Industrial Development
     Authority, Schrieber Project, RB,
     VRDN, AMT (B) (C) (D)
     3.950%, 06/03/98                   3,100        3,100
   Saint Charles County, Industrial
     Development Authority, Casalon
     Apartment Project, Ser 95, RB,
     VRDN (B) (C) (D)
     3.850%, 06/04/98                   3,100        3,100

================================================================================


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
MISSOURI--CONTINUED
   State, Custody Receipt, Third Street
     Building Project, Ser A,
     VRDN (C) (D)
     3.900%, 06/03/98               $   2,000   $    2,000
   State, Environmental Improvement
     & Energy Resource Authority,
     Utilicorp United Project, RB,
     VRDN, AMT (B) (C) (D)
     3.950%, 06/03/98                     700          700
                                                ----------
                                                     8,900
                                                ----------
NEBRASKA (0.3%)
   Investment Finance Authority,
     Single Family Mortgage, Ser B,
     RB, VRDN (FGIC) (C) (D)
     3.700%, 07/15/98                   2,000        2,000
                                                ----------
NEVADA (2.1%)
   Clark County, Airport Improvement
     Authority, Ser A-1, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   4,200        4,200
   Clark County, School District,
     VRDN (C)
     3.920%, 06/04/98                   8,000        8,000
                                                ----------
                                                    12,200
                                                ----------
NEW HAMPSHIRE (1.0%)
   State, Housing Finance Authority,
     Multi-Family Housing, Fairways
     Project, RB, VRDN, AMT (B) (C) (D)
     4.000%, 06/03/98                   5,000        5,000
   State, Pollution Control Authority,
     RB, VRDN (B) (C) (D)
     3.900%, 06/03/98                     800          800
                                                ----------
                                                     5,800
                                                ----------

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
NEW JERSEY (1.7%)
   State, TECP
     3.900%, 06/15/98                 $10,000   $   10,000
                                                ----------
NEW MEXICO (2.0%)
   Educational Assistance Foundation,
     Student Loan Program, RB,
     VRDN (AMBAC) (C)
     4.040%, 06/04/98                  $2,720        2,720
   State, TRAN
     4.500%, 06/30/98                   3,000        3,002
   State, Ser A, TRAN
     4.500%, 06/30/98                   3,000        3,002
   State, Financial Authority,
     Ser B, RB
     3.400%, 01/01/99                   2,840        2,840
                                                ----------
                                                    11,564
                                                ----------
NEW YORK (6.2%)
   Long Island, Power Authority,
     Ser 3, TECP (B)
     3.750%, 08/19/98                   2,000        2,000
   Long Island, Power Authority,
     Ser 4, TECP (B)
     3.750%, 08/19/98                   3,000        3,000
   Nassau County, Ser B, TRAN
     4.250%, 08/31/98                   5,000        5,007
   Nassau County, Ser C, TRAN
     4.250%, 12/22/98                   4,500        4,513
   New York, Ser A, TRAN
     4.500%, 06/30/98                   4,000        4,003
   Southeast Industrial Development,
     Unilock Project, RB, VRDN,
     AMT (B) (C) (D)
     3.950%, 06/03/98                   6,200        6,200
   State, Urban Development
     Corporation, Senior Lien,
     VRDN (C)
     3.922%, 06/04/98                  11,600       11,600
                                                ----------
                                                    36,323
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
NORTH CAROLINA (1.5%)
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, VRDN, AMT (A) (B) (C) (D)
     3.950%, 06/03/98                  $2,000   $    2,000
   State, Eastern Municipal Power
     Authority, TECP (B)
     3.850%, 06/11/98                   3,950        3,950
   State, Educational Facilities,
     Guilford College,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   2,200        2,200
   State, Housing Finance Agency,
     Ser F, RB, VRDN (B) (C) (D)
     3.450%, 09/01/98                     485          485
                                                ----------
                                                     8,635
                                                ----------
NORTH DAKOTA (0.3%)
   Mercer County, Solid Waste Disposal
     Authority, United Power Project,
     RB, VRDN (B) (C) (D)
     3.800%, 06/01/98                   2,000        2,000
                                                ----------
OHIO (6.8%)
   Cincinnati, Student Loan Funding,
     Ser A-1, VRDN
     3.950%, 06/03/98                   5,000        5,000
   Lorraine County, Catholic
     Healthcare Partners, TECP
     3.400%, 06/10/98                  10,000       10,000
   State, Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, RB, VRDN,
     AMT (B) (C) (D)
     4.000%, 06/03/98                   3,000        3,000
   State, Higher Education Authority,
     Lake Erie Project,
     VRDN (B) (C) (D)
     3.900%, 06/04/98                   4,945        4,945

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------

OHIO--CONTINUED
   State, Pollution Control Authority,
     Duquesne Project, RB, VRDN,
     AMT (B) (C) (D)
     4.000%, 06/03/98               $   3,000   $    3,000
   State, Solid Waste Disposal, USG
     Corporation Project, RB,
     VRDN (B) (C) (D)
     3.700%, 06/03/98                  13,700       13,700
                                                ----------
                                                    39,645
                                                ----------
OKLAHOMA (0.3%)
   State, Water Resources, Broad
     Street Program, RB,
     VRDN (B) (C) (D)
     3.550%, 09/01/98                   1,400        1,400
                                                ----------
OREGON (1.0%)
   Metropolitan Service District,
     Convention Center, Ser A, GO
     5.500%, 07/01/98                   1,000        1,001
   Port of Saint Helens, Pollution
     Control, Portland General
     Electric, Ser A, RB,
     VRDN (B) (C) (D)
     3.900%, 06/01/98                   2,400        2,400
   State, Housing and Community
     Service Department, Single
     Family Mortgage Program,
     Ser C, RB (D)
     3.750%, 05/13/99                   2,500        2,500
                                                ----------
                                                     5,901
                                                ----------
PENNSYLVANIA (3.6%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, RB, VRDN (C) (D)
     3.850%, 06/03/98                   1,000        1,000

================================================================================


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
PENNSYLVANIA--CONTINUED
   Lackawanna County,
     VRDN (AMBAC) (C)
     4.020%, 06/04/98               $   3,585   $    3,585
   Philadelphia, Ser A, TRAN
     4.500%, 06/30/98                  10,000       10,004
   State, Ser A, VRDN (C) (D)
     3.920%, 06/04/98                   6,500        6,500
                                                ----------
                                                    21,089
                                                ----------
SOUTH CAROLINA (0.9%)
   York County, Pollution Control,
     Ser N-3, RB, VRDN (C) (D)
     3.500%, 09/15/98                   5,000        4,999
                                                ----------
TENNESSEE (1.9%)
   Covington, Industrial Development
     Board, Charms Project, RB, VRDN,
     AMT (B) (C) (D)
     3.950%, 06/03/98                   3,000        3,000
   Hamilton County, Industrial
     Development Board, Lease
     Rent, RB (FGIC)
     5.100%, 09/01/98                     500          501
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project, RB,
     VRDN (B) (C) (D)
     3.900%, 06/04/98                   3,000        3,000
   Memphis-Shelby County, Industrial
     Development Board, Ponderosa
     Fibres American Project, RB,
     VRDN, AMT (A) (B) (C) (D)
     4.000%, 06/04/98                   1,400        1,400
   Nashville & Davidson County,
     Industrial Development Authority,
     Multi-Family Mortgage,
     Chimneytop II Project, RB,
     VRDN (B) (C) (D)
     3.850%, 06/03/98                   1,325        1,325

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
TENNESSEE--CONTINUED
   Nashville & Davidson County,
     Vanderbilt University, RB,
     VRDN (C) (D)
     3.650%, 07/15/98              $    2,000   $    2,000
                                                ----------
                                                    11,226
                                                ----------
TEXAS (14.1%)
   Brazos River Authority, AMT, TECP
     3.850%, 06/03/98                   3,950        3,950
   Brazas River Authority, AMT, TECP (B)
     3.650%, 06/05/98                   6,000        6,000
   Brazas River Authority, Pollution
     Control, AMT, TECP (B)
     3.650%, 09/04/98                   5,170        5,170
   Brazos River Authority, Pollution
     Control, Ser 1988, AMT, TECP (B)
     3.400%, 06/25/98                   2,700        2,700
   Brazos River Authority, Pollution
     Control, Utilities Electric, Ser C,
     RB, VRDN, AMT (AMBAC) (C) (D)
     4.150%, 06/01/98                   2,000        2,000
   Brownsville, Utility Systems,
     Ser A, TECP
     3.500%, 06/11/98                   4,000        4,000
   Georgetown, Higher Education
     Financing Authority, Southwestern
     University Project, Ser 1984, RB,
     VRDN (B) (C) (D)
     3.900%, 06/03/98                   2,000        2,000
   Gulf Coast, Industrial Development
     Authority, Amoco Oil Project, RB,
     VRDN (C) (D)
     3.800%, 06/01/98                   1,000        1,000
   Gulf Coast, Waste Disposal,
     Texwater Pollution Control,
     Amoco Oil - Amoco Chems,
     RB, VRDN (C) (D)
     3.750%, 07/15/98                   5,000        5,001

 STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
TEXAS--CONTINUED
   Harris County, Health Facilities
     Authority, Memorial Hospital
     Project, Ser B, RB, VRDN (C) (D)
     3.900%, 06/03/98               $   1,500   $    1,500
   Harris County, Housing Finance
     Corporation, Ser 1985, RB,
     VRDN (C) (D)
     4.075%, 06/04/98                     700          700
   Harris County, Industrial
     Development Authority, Lubrizol
     Project, RB, VRDN (C) (D)
     3.850%, 06/03/98                   1,600        1,600
   Lone Star, Airport Improvement
     Authority, RB, VRDN (B) (C) (D)
     4.000%, 06/01/98                   1,700        1,700
   Sabine, River Authority, Pollution
     Control, RB, VRDN
     (MBIA) (C) (D)
     3.700%, 06/03/98                   8,000        8,000
   San Antonio, Gas Ser A, TECP
     3.750%, 07/09/98                   5,000        5,000
   State, RB, VRDN (C) (D)
     3.825%, 06/04/98                   4,935        4,935
   State, Ser A, TRAN
     4.750%, 08/31/98                  10,000       10,022
   State, Higher Education Authority,
     RB, VRDN (MBIA) (C) (D)
     4.000%, 06/03/98                   5,000        5,000
   State, Public Finance
     Authority, TECP
     3.450%, 08/03/98                  10,000       10,000
   State, Veterans Housing Assistance,
     Ser A-1, GO, AMT
     3.800%, 06/03/98                   2,000        2,000
                                                ----------
                                                    82,278
                                                ----------

------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------

UTAH (3.0%)
   Carbon County, Pollution Control
     Authority, Pacificorp Project, RB,
     VRDN (AMBAC) (C) (D)
     4.000%, 06/01/98               $   1,600  $     1,600
   Intermountain Power Agency,
     TECP (AMBAC)
     3.800%, 06/04/98                   5,000        5,000
   Intermountain Power Agency,
     Power Supply, Ser B, TECP
     3.650%, 06/09/98                   5,000        5,000
   Intermountain Power Agency,
     Power Supply, Ser E, RB,
     VRDN  (B) (C) (D)
     3.450%, 09/15/98                   1,000        1,000
   Intermountain Power Agency,
     Power Supply, Ser F, RB,
     VRDN (B) (C) (D)
     3.800%, 06/15/98                   4,000        4,000
   State, Water Finance Agency,
     Pooled Loan, Ser A, RB (MBIA)
     4.050%, 10/01/98                     500          500
                                                ----------
                                                    17,100
                                                ----------
VIRGINIA (3.0%)
   Alexandria, Redevelopment &
     Housing Authority, Multi-Family
     First Mortgage, Goodwin Project,
     Ser B, RB, VRDN (A) (B) (C) (D)
     4.000%, 06/01/98                   2,000        2,000
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, RB, VRDN (C)
     3.950%, 06/03/98                   3,000        3,000
   Commonwealth, Ser 1994,
     VRDN (C) (D)
     4.020%, 06/04/98                   4,000        4,000

================================================================================


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA--CONTINUED
   Front Royal & Warren County,
     Industrial Development Authority,
     Pen Tab Industries Project, RB,
     VRDN, AMT (A) (B) (C) (D)
     3.900%, 06/04/98                  $2,800   $    2,800
   State, Housing Development
     Authority, Ser C, RB, VRDN (B) (C)
     3.800%, 06/10/98                   5,800        5,800
                                                ----------
                                                    17,600
                                                ----------
WASHINGTON (1.9%)
   Pierce County, Washington
     Economic Development,
     Weyerhaeuser Real Estate
     Project, RB, VRDN (B) (C) (D)
     3.850%, 06/03/98                   3,000        3,000
   Port of Seattle, VRDN (C) (D)
     3.900%, 06/03/98                   1,400        1,400
   State, Public Power Supply System,
     Nuclear Project #1, Ser 1A-3,
     RB, VRDN (B) (C) (D)
     3.750%, 06/03/98                   3,400        3,400
   State, Student Loan Finance
     Association, VRDN,
     AMT (B) (C) (D)
     3.750%, 06/04/98                   3,000        3,000
                                                ----------
                                                    10,800
                                                ----------
WEST VIRGINIA (0.7%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     RB, VRDN (A) (C) (D)
     3.950%, 06/03/98                   2,000        2,000


------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
WEST VIRGINIA--CONTINUED
   Marshall County, Pollution
     Control Authority, PPG
     Industries Project, RB,
     VRDN (C) (D)
     4.000%, 06/04/98                  $2,000   $    2,000
                                                ----------
                                                     4,000
                                                ----------
WISCONSIN (0.9%)
   Carlton, Pollution Control, Power
     and Light Company, Project B,
     RB, VRDN (C) (D)
     4.000%, 06/01/98                   1,200        1,200
   Janesville, School District, TRAN
     4.100%, 09/21/98                   2,250        2,251
   Wisconsin, Health Facilities,
     Saint Lukes Medical Center,
     RB, VRDN (B) (C) (D)
     3.800%, 06/03/98                   1,900        1,900
                                                ----------
                                                     5,351
                                                ----------
WYOMING (1.1%)
   Sweetwater, VRDN (C)
     3.600%, 06/03/98                   4,600        4,600
   Uinta County, Pollution Control,
     Amoco Company, RB,
     VRDN (C) (D)
     3.850%, 12/01/98                   2,000        2,000
                                                ----------
                                                     6,600
                                                ----------
Total Municipal Bonds
     (Cost $578,629)                               580,629
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
------------------------------------------------------------
CASH EQUIVALENTS (0.1%)
   AIM Management Institutional
     Tax-Free Portfolio (C)              $453     $    454
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)               123          124
                                                  --------
Total Cash Equivalents
     (Cost $578)                                       578
                                                  --------
Total Investments (99.8%)
   (Cost $581,207)                                 581,207
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.2%)             1,354
                                                  --------

------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 448,021,834
   outstanding shares of beneficial interest      $448,022
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 134,543,601
   outstanding shares of beneficial interest       134,544
Overdistributed net investment income                   (1)
Accumulated net realized loss
   on investments                                       (4)
                                                  --------
Total Net Assets (100.0%)                         $582,561
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $1.00
                                                  ========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                   $1.00
                                                  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 19.

================================================================================



                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS


AMBAC       Security insured by the American Municipal
            Bond Assurance Company
AMT         Alternative Minimum Tax
Cl          Class
FGIC        Security insured by the Financial Guaranty
            Insurance Corporation
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security insured by the Municipal Bond
            Investors Assurance
MTN         Medium Term Note
RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and
            Principal Security
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note
(A)         Private Placement Security
(B)         Securities are held in connection with a letter
            of credit issued by a major bank.
(C)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on May 31, 1998.
(D)         Put and demand features exist requiring the
            issuer to repurchase the instrument prior to maturity.
(E)         Tri-Party Repurchase Agreement
(F)         Zero Coupon Bond

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1998



                                                                                                       U.S. GOVERNMENT
                                                                                                         SECURITIES
                                                                                                        MONEY MARKET
                                                                                                            FUND
                                                                                                       ---------------
Assets:
   Investments at market value (Cost $388,375) .......................................................     $388,375
   Accrued income ....................................................................................        2,030
   Receivables for investment securities sold ........................................................       49,510
   Receivables for capital shares sold ...............................................................            2
   Other assets ......................................................................................           67
                                                                                                           --------
   Total Assets ......................................................................................      439,984
                                                                                                           --------
Liabilities:
   Accrued expenses ..................................................................................         (378)
   Distribution payable ..............................................................................       (1,799)
   Other liabilities .................................................................................       (1,564)
                                                                                                           --------
   Total Liabilities .................................................................................       (3,741)
                                                                                                           --------
Net Assets:
   Fund Shares of the Trust Shares (unlimited authorization -- no par value)
     based on 377,407,674 outstanding shares of beneficial interest ..................................      377,408
   Fund Shares of the Investor Shares (unlimited authorization -- no par value)
     based on 58,751,567 outstanding shares of beneficial interest ...................................       58,751
   Accumulated net realized gain on investments ......................................................           84
                                                                                                           --------
   Total Net Assets ..................................................................................     $436,243
                                                                                                           ========
   Net Asset Value, Offering Price and Redemption Price Per Share -- Trust Shares .....................    $   1.00
                                                                                                           ========
   Net Asset Value, Offering Price and Redemption Price Per Share -- Investor Shares ..................    $   1.00
                                                                                                           ========


                      [This Page Left Intentionally Blank]

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998



                                                                                                              TAX-EXEMPT
                                                                       PRIME QUALITY      U.S. GOVERNMENT        MONEY
                                                                       MONEY MARKET      SECURITIES MONEY       MARKET
                                                                           FUND             MARKET FUND          FUND
                                                                         ---------           ---------         ---------
                                                                         06/01/97-           06/01/97-         06/01/97-
                                                                         05/31/98            05/31/98          05/31/98
                                                                         ---------           ---------         ---------
Interest Income ..................................................       $106,833             $21,869           $20,595
                                                                         --------             -------           -------
Expenses:
   Investment Advisory Fees ......................................         12,211               2,564             3,101
   Less: Investment Advisory Fees Waived .........................         (2,699)               (580)             (881)
   Administrator Fees ............................................          1,356                 283               408
   Less: Administrator Fees Waived ...............................           (571)                (47)              (10)
   Transfer Agent Fees -- Trust Shares ...........................             16                  19                19
   Transfer Agent Fees -- Investor Shares ........................             28                   5                19
   Transfer Agent Out of Pocket Fees .............................            209                  47                63
   Printing Expenses .............................................            143                  44                47
   Custody Fees ..................................................             72                  22                24
   Professional Fees .............................................            104                  26                31
   Trustee Fees ..................................................             29                  10                 9
   Registration Fees .............................................            322                  51                66
   Distribution Fees -- Investor Shares ..........................            716                  97               190
   Less: Distribution Fees Waived -- Investor Shares .............           (251)                (27)              (64)
   Insurance and Other Fees ......................................             16                  13                 5
                                                                         --------             -------           -------
   Total Expenses ................................................         11,701               2,527             3,027
                                                                         --------             -------           -------
   Net Investment Income .........................................         95,132              19,342            17,568
                                                                         --------             -------           -------
Net Realized Gain on Securities Sold .............................             50                 146                --
                                                                         --------             -------           -------
Net Increase in Net Assets from Operations .......................       $ 95,182             $19,488           $17,568
                                                                         ========             =======           =======

Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEARS ENDED MAY 31, 1998



                                                            PRIME QUALITY      U.S. GOVERNMENT SECURITIES        TAX-EXEMPT
                                                          MONEY MARKET FUND         MONEY MARKET FUND        MONEY MARKET FUND
                                                        ---------------------  --------------------------   ---------------------
                                                         06/01/97-  06/01/96-     06/01/97-  06/01/96-      06/01/97-   06/01/96-
                                                         05/31/98   05/31/97      05/31/98   05/31/97       05/31/98    05/31/97
                                                        ----------  ---------  ------------  ------------   ---------   ---------
Operations:
  Net Investment Income .............................. $   95,132   $   73,281    $ 19,342   $  17,800      $   17,568  $  12,958
  Net Realized Gain (Loss) on Investments ............         50         (121)        146         (51)             --         10
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Increase in Net Assets from Operations .........     95,182       73,160      19,488      17,749          17,568     12,968
                                                       ----------   ----------    --------   ---------      ----------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................    (77,500)     (60,224)    (16,621)    (14,924)        (13,717)   (10,054)
    Investor Shares ..................................    (17,632)     (13,057)     (2,723)     (2,876)         (3,852)    (2,904)
  Capital Gains:
    Trust Shares .....................................         --           --          --          --              --         --
    Investor Shares ..................................         --           --          --          --              --         --
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Total Distributions ............................    (95,132)     (73,281)    (19,344)    (17,800)        (17,569)   (12,958)
                                                       ----------   ----------    --------   ---------      ----------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................  3,915,486    2,786,281     776,773     705,839       1,039,352    980,872
    Reinvestment of Cash Distributions ...............      3,699        2,069         380         274              --         --
    Cost of Shares Redeemed .......................... (3,125,552)  (2,752,496)   (744,136)   (687,215)        (924,334) (921,487)
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Increase in Net Assets From Trust
     Share Transactions ..............................    793,633       35,854      33,017      18,898         115,018     59,385
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Investor Shares:
    Proceeds from Shares Issued ......................    806,517      928,946     178,312     182,325         346,323    305,724
    Reinvestment of Cash Distributions ...............     15,979       10,375       2,600       2,379           3,314      2,569
    Cost of Shares Redeemed ..........................   (694,228)    (871,451)   (185,358)   (180,124)       (317,112)  (301,505)
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Increase (Decrease) in Net Assets From Investor
     Share Transactions ..............................    128,268       67,870      (4,446)      4,580          32,525      6,788
                                                       ----------   ----------    --------   ---------      ----------  ---------
    Increase in Net Assets From Share Transactions ...    921,901      103,724      28,571      23,478         147,543     66,173
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Total Increase in Net Assets ...................    921,951      103,603      28,715      23,427         147,542     66,183
                                                       ----------   ----------    --------   ---------      ----------  ---------
Net Assets:
  Beginning of Period ................................  1,370,099    1,266,496     407,528     384,101         435,019    368,836
                                                       ----------   ----------    --------   ---------      ----------  ---------
  End of Period ...................................... $2,292,050   $1,370,099    $436,243   $ 407,528      $  582,561  $ 435,019
                                                       ==========   ==========    ========   =========      ==========  =========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................  3,915,486    2,786,281     776,773     705,839       1,039,352    980,872
    Shares Issued in Lieu of Cash Distributions ......      3,699        2,069         380         274              --         --
    Shares Redeemed .................................. (3,125,552)  (2,752,496)   (744,136)   (687,215)       (924,334)  (921,487)
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Net Trust Share Transactions ...................    793,633       35,854      33,017      18,898         115,018     59,385
                                                       ----------   ----------    --------   ---------      ----------  ---------
  Investor Shares:
    Shares Issued ....................................    806,517      928,946     178,312     182,325         346,323    305,724
    Shares Issued in Lieu of Cash Distributions ......     15,979       10,375       2,600       2,379           3,314      2,569
    Shares Redeemed ..................................   (694,228)    (871,451)   (185,358)   (180,124)       (317,112)  (301,505)
                                                       ----------   ----------    --------   ---------      ----------  ---------
      Net Investor Share Transactions ................    128,268       67,870      (4,446)      4,580          32,525      6,788
                                                       ----------   ----------    --------   ---------      ----------  ---------


Amounts designated as "--" are either $0 or round to $0.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                                      NET        NET REALIZED
                             NET ASSET VALUE      INVESTMENT    GAINS (LOSSES)       DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD      INCOME      ON INVESTMENTS     NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                           -------------------    ----------    --------------     ---------------------   ----------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.05            --                   (0.05)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
Investor Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.05            --                   (0.05)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.05            --                   (0.05)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
Investor Shares
           1998                  $1.00              $ 0.05          $ --                  $(0.05)                 $   --
           1997                   1.00                0.05            --                   (0.05)                     --
           1996                   1.00                0.05            --                   (0.05)                     --
           1995                   1.00                0.04            --                   (0.04)                     --
           1994                   1.00                0.03            --                   (0.03)                     --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1998                  $1.00              $ 0.03          $ --                  $(0.03)                 $   --
           1997                   1.00                0.03            --                   (0.03)                     --
           1996                   1.00                0.03            --                   (0.03)                     --
           1995                   1.00                0.03            --                   (0.03)                     --
           1994                   1.00                0.02            --                   (0.02)                     --
Investor Shares
           1998                  $1.00              $ 0.03          $ --                  $(0.03)                 $   --
           1997                   1.00                0.03            --                   (0.03)                     --
           1996                   1.00                0.03            --                   (0.03)                     --
           1995                   1.00                0.03            --                   (0.03)                     --
           1994                   1.00                0.02            --                   (0.02)                     --






                                                                                                                   RATIO OF
                                                                                              RATIO OF            EXPENSES TO
                           NET ASSET                    NET ASSETS        RATIO OF         NET INVESTMENT      AVERAGE NET ASSETS
                           VALUE END       TOTAL          END OF         EXPENSES TO          INCOME TO        (EXCLUDING WAIVERS
                           OF PERIOD      RETURN       PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS    AND REIMBURSEMENTS)
                           ---------      ------       ------------  ------------------  ------------------    ------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1998              $1.00         5.22%       $1,880,229          0.59%               5.10%                 0.77%
           1997               1.00         5.01%        1,086,555          0.58%               4.90%                 0.76%
           1996               1.00         5.25%        1,050,800          0.58%               5.11%                 0.78%
           1995               1.00         4.79%          799,189          0.58%               4.77%                 0.79%
           1994               1.00         2.88%          583,399          0.58%               2.86%                 0.79%
Investor Shares
           1998              $1.00         5.04%       $  411,821          0.76%               4.93%                 0.98%
           1997               1.00         4.84%          283,544          0.75%               4.74%                 0.97%
           1996               1.00         5.08%          215,696          0.75%               4.94%                 1.00%
           1995               1.00         4.62%          157,616          0.75%               4.55%                 1.01%
           1994               1.00         2.71%          129,415          0.75%               2.67%                 0.99%
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1998              $1.00         5.04%       $  377,490          0.62%               4.92%                 0.78%
           1997               1.00         4.83%          344,350          0.61%               4.73%                 0.76%
           1996               1.00         5.14%          325,493          0.61%               5.02%                 0.78%
           1995               1.00         4.67%          434,111          0.61%               4.64%                 0.80%
           1994               1.00         2.77%          309,228          0.61%               2.69%                 0.77%
Investor Shares
           1998              $1.00         4.90%       $   58,753          0.76%               4.79%                 0.96%
           1997               1.00         4.69%           63,178          0.75%               4.59%                 0.96%
           1996               1.00         4.99%           58,608          0.75%               4.88%                 0.99%
           1995               1.00         4.51%           46,639          0.75%               4.51%                 1.02%
           1994               1.00         2.63%           32,395          0.75%               2.54%                 0.97%
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1998              $1.00         3.21%       $  448,023          0.51%               3.14%                 0.67%
           1997               1.00         3.09%          333,006          0.50%               3.04%                 0.66%
           1996               1.00         3.28%          273,613          0.50%               3.23%                 0.68%
           1995               1.00         3.10%          215,413          0.45%               3.12%                 0.70%
           1994               1.00         2.08%          143,982          0.42%               2.05%                 0.71%
Investor Shares
           1998              $1.00         3.09%       $  134,538          0.62%               3.04%                 0.83%
           1997               1.00         2.97%          102,013          0.62%               2.92%                 0.83%
           1996               1.00         3.16%           95,223          0.62%               3.10%                 0.85%
           1995               1.00         3.00%           87,647          0.55%               3.00%                 0.87%
           1994               1.00         1.96%           61,675          0.54%               1.93%                 0.88%






                              RATIO OF
                            NET INVESTMENT
                              INCOME TO
                          AVERAGE NET ASSETS
                          (EXCLUDING WAIVERS
                          AND REIMBURSEMENTS)
                          ------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1998                 4.92%
           1997                 4.72%
           1996                 4.91%
           1995                 4.56%
           1994                 2.65%
Investor Shares
           1998                 4.71%
           1997                 4.52%
           1996                 4.69%
           1995                 4.29%
           1994                 2.43%
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1998                 4.76%
           1997                 4.58%
           1996                 4.85%
           1995                 4.45%
           1994                 2.53%
Investor Shares
           1998                 4.59%
           1997                 4.38%
           1996                 4.64%
           1995                 4.24%
           1994                 2.32%
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1998                 2.98%
           1997                 2.88%
           1996                 3.05%
           1995                 2.87%
           1994                 1.76%
Investor Shares
           1998                 2.83%
           1997                 2.71%
           1996                 2.87%
           1995                 2.68%
           1994                 1.59%



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     24 & 25

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


1. Organization:

     The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-two portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, and the Tax-Exempt Money Market Fund (collectively the "Funds") are included herein. The financial statements of the remaining Funds are presented separately.

2. Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

================================================================================



     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes related to the other funds, has been reclassified to/from the following accounts:


                                             UNDISTRIBUTED
                             ACCUMULATED    NET INVESTMENT
                            REALIZED GAIN      INCOME
                                (000)           (000)
                            --------------  --------------
     Prime Quality Money
          Market Fund            $27            $(27)

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                              MAXIMUM
                        MAXIMUM     TRUST     INVESTOR       INVESTOR
                         ANNUAL     SHARE      SHARE          SHARE
                        ADVISORY   MAXIMUM  DISTRIBUTION     MAXIMUM
                          FEE      EXPENSE      FEE          EXPENSE
                        --------   -------  ------------     --------
Prime Quality Money
   Market Fund           .65%        .60%       .20%           .77%
U.S. Government
   Securities Money
   Market Fund           .65%        .63%       .17%           .77%
U.S. Tax-Exempt Money
   Market Fund           .55%        .62%       .15%           .74%

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The Funds had capital loss carryforwards at May 31, 1998 as follows:

                 CAPITAL LOSS
                   CARRYOVER   EXPIRES  EXPIRES  EXPIRES
                    5/31/98     2003     2004     2005
FUND                 (000)      (000)    (000)    (000)
----               ---------   -------  -------  -------
Prime Quality
   Money Market
   Fund              $329       $125      $--      $204
Tax-Exempt
   Money Market
   Fund                 4         --        4        --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Prime Quality Money Market and Tax-Exempt Money Market Funds, and the statement of assets and liabilities, including the schedule of investments, of the U.S. Government Securities Money Market Fund of STI Classic Funds (the "Trust") as of May 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds of STI Classic Funds as of May 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, PA
July 24, 1998

NOTICE TO SHAREHOLDERS
================================================================================
STI CLASSIC FUNDS MAY 31, 1998                                         UNAUDITED

For shareholders that do not have a May 31, 1998 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1998 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1998, each portfolio is designating the following items with regard to distributions paid during the year:



                                      LONG TERM       MID TERM
                                     (20% RATE)      (28% RATE)     ORDINARY
                                    CAPITAL GAINS   CAPITAL GAINS    INCOME     TAX-EXEMPT       TOTAL       QUALIFYING
      FUND                          DISTRIBUTIONS   DISTRIBUTIONS DISTRIBUTIONS  INTEREST    DISTRIBUTIONS  DIVIDENDS (1)
  ------------------------          -------------   ------------- ------------- ----------   -------------  -------------
Tax-Exempt Money Market                 0.00%           0.00%         0.00%      100.00%       100.00%         0.00%
Prime Quality Money Market              0.00%           0.00%       100.00%        0.00%       100.00%         0.00%
U.S. Government Securities              0.00%           0.00%       100.00%        0.00%       100.00%         0.00%

------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distribution".

                                      NOTES

                                      NOTES

                                INVESTMENT ADVISORS
                          Trusco Capital Management, Inc.


                STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                 This information must be preceded or accompanied by a current prospectus for each Fund described.